Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Reclassification

Reclassification

Certain amounts have been reclassified to improve the clarity and comparability of the financial statements. These reclassifications had no impact on previously reported total assets, liabilities, equity, net income (loss), or cash flows for any periods presented.

Foreign currency translation

Foreign currency translation

The Group follows U.S. GAAP for both the translation and remeasurement of balance sheet and income statement items into U.S. Dollars. For those business units that operate in a local currency functional environment, all assets and liabilities are translated into U.S. Dollars using the exchange rates in effect at the end of the period; revenue and expenses are translated using average exchange rates in effect during each period. Resulting translation adjustments are reported as a separate component of accumulated comprehensive income (loss) in shareholders’ equity. For those business units that operate in a U.S. Dollar functional environment, foreign currency assets and liabilities are remeasured into U.S. Dollars using the exchange rates in effect at the end of the period except for nonmonetary assets and capital accounts, which are remeasured at historical exchange rates. Revenue and expenses are generally translated at monthly exchange rates which approximate average exchange rates in effect during each year, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. For the years ended October 31, 2025, 2024 and 2023, all the Group’s functional currency is the U.S. Dollar.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements Significant accounting estimates required to be made by management include, but are not limited to revenue recognition, the allowance for credit losses of accounts receivable, useful lives and assessment for impairment of long-lived assets, fair value of the convertible notes and warrants well as share-based compensation. Actual results could differ from those estimates.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks.
Accounts Receivable

Accounts receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for credit losses. On November 1, 2022, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. No credit losses were recorded for the years ended October 31, 2025 and 2024, respectively.

Prepayments, prepaid expenses and other assets

Prepayments, prepaid expenses and other assets

Prepayments, prepaid expenses and other assets primarily consist of prepayments for fuel and other costs, prepayments for keyman insurance, which are presented net of allowance for credit losses. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Transportation equipment	5 years
Office and electronic equipment	3-5 years
Leasehold improvements	Over the shorter of the lease term or estimated useful lives

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations in other income (expenses), net.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets for the years ended and as of October 31, 2025 and 2024.

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, prepayments, prepaid expenses and other current assets, accounts payables, balances with related parties, and other current liabilities, approximate their fair values because of the short-term maturity of these instruments. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Revenue recognition

Revenue recognition

The Group is an international operator of comprehensive ocean transportation services. On November 1, 2019, the Group adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 using the modified retrospective approach. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group primarily derives its freight revenue from voyage contracts and provides vessel services.

In accordance with ASC 606, the Group evaluates whether our businesses themselves promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. Based on the evaluation of the control model, the Group determined that the Group is the principal to the transaction for voyage contracts and the related revenue from voyage contracts is recognized on a gross basis based on the transfer of control to the customer. The Group’s vessel service contracts engage in certain transactions wherein the Group act as an agent of ship owners. Revenue from these transactions is recorded on a net basis. Net revenue includes billings to customers less third-party charges, including transportation or handling costs, fees, commissions and taxes and duties.

Revenue from voyage contracts

Under a voyage contract, the Group is engaged to provide the transportation of cargo between specific ports in return for an ocean freight payment at an agreed upon freight per ton of cargo. The Group’s voyage contracts generally do not contain cancellation provisions. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the cargo. For the voyage contracts, the customer simultaneously receives and consumes the benefits provided by the Group’s performance over the voyage period because of the continuous service to the customer. Customers receive the benefit of our services as the goods are transported from one location to another. If the Group is unable to complete delivery to the final location, another entity would not need to reperform the transportation service already performed. As control transfers over time, the Group recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged based on the relative transit time completed in each reporting period. For the unfinished voyages, the Group estimates the percentage of completion based on voyage days completed and total estimated voyage days. Estimated losses on voyages are provided for in full at the time such losses become evident. Voyage expense and other ocean transportation operating costs are charged to operating costs as incurred.

Revenue from vessel services

The Group contracts with various customers to carry out vessel services for vessels as agents for and on behalf of ship owners. These services include lease of vessels on behalf of the ship owners and commercial management. As the operator of the vessels, the Group undertakes to use its best endeavors to provide the agreed vessel services as agents for and on behalf of the ship owners and to protect and promote the interest of the ship owners in all matters relating to the provision of services. Most of the vessel service agreements have a term of less than one year and are typically billed on a monthly basis. The vessel service revenue is recorded on a net basis. Net revenue includes billings to customers, net of voyage operating expenses incurred. The Group transfers control of the service to the customer and satisfies its performance obligation over the term of the contract, and therefore recognized revenue over the term of the contracts.

Revenue from others

In February 2025, the Group began to provide technology consulting services related to onboard carbon capture technologies. The majority of the technology consulting contracts have a short term of up to one year and are typically billed in advance. Technology consulting revenue is recognized at the point in time when the required technical or feasibility assessments are delivered to the customers for their intended use, as control is transferred so that the customer can direct the use and obtain the associated benefits and the Group has an enforceable right to payment of its fees.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment. Contract liabilities are reflected as advances from customers on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the fulfillment of performance obligations. As of October 31, 2025 and 2024, the advances from customers amounted to $7,427,910 and $5,784,425, respectively. The entire contract liabilities of $5,784,425 as of October 31, 2024 has been recognized as revenue for the fiscal year ended October 31, 2025. The Company expects to recognize the entire contract liabilities as of October 31, 2025 as revenue within the next 12 months.

For the years ended October 31, 2025, 2024 and 2023, the disaggregation of revenue is as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2025	2024	2023
Ocean freight revenue	$213,993,072	$105,387,225	$94,523,562
Vessel services revenue and others*	422,840	2,789,458	733,976
Total	$214,415,912	$108,176,683	$95,257,538
*	For the years ended October 31, 2025, 2024 and 2023, these revenues included $422,840, $nil and $nil, respectively of revenue from consulting services provided to customers related to onboard carbon capture technologies.

Voyage expenses

Voyage expenses

Voyage expenses include port and canal charges, bunker (fuel) expenses, charter cost and others cost directly associated with voyages. These amounts are recognized as cost of revenues over the voyage period.

Operating leases

Operating leases

The Group adopted Topic 842 on November 1, 2022 using the modified retrospective transition approach. The Group has lease contracts for shipping and office space under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of weighted average interest rate. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group.

For leases with lease term less than one year (short-term leases), the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and records variable lease payments as incurred.

Government subsidies

Government subsidies

The Group received government subsidies according to related policy from the Singapore government. The Group receives government subsidies that the Singaporean government has not specified its purpose for and are not tied to future trends or performance of the Group. Receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The unspecific purpose subsidies are recognized as other income (expenses), net upon receipt as further performance by the Group is not required. For the years ended October 31, 2025, 2024 and 2023, the government subsidies amounted to $4,896, $3,502 and $20,922, respectively.

Employee benefits

Employee benefits

The full-time employees of the Company’s subsidiary are entitled to staff welfare benefits including medical care, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits were $84,913, $50,842 and $54,551 for the years ended October 31, 2025, 2024 and 2023, respectively.

Income taxes

Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred for the years ended October 31, 2025, 2024 and 2023. All of the tax returns of the Company’s subsidiaries in Singapore remain subject to examination by the tax authorities for four years from the date of filing.

Loss per share

Loss per share

The Group computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended October 31, 2025, 2024 and 2023, there were no dilutive shares.

Related parties

Related parties

Related parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Concentrations of risks

Concentrations of risks

a.	Significant customers

For the fiscal year ended October 31, 2025, one customer accounted for approximately 15% of the Group’s total revenues. For the fiscal year ended October 31, 2024, no customer accounted for more than 10% of the Group’s total revenues. For the fiscal year ended October 31, 2023, one customer accounted for approximately 15% of the Group’s total revenues. As of October 31, 2025, two customers accounted for approximately 16% and 12% of the Group’s accounts receivable. As of October 31, 2024, two customers accounted for approximately 23% and 11% of the Group’s accounts receivable.

b.	Significant suppliers

For the years ended October 31, 2025, 2024 and 2023, one related party supplier accounted for approximately 28%, 32% and 24% of the Group’s total purchases, respectively. As of October 31, 2025, three suppliers accounted for approximately 33%, 31% and 19% of the Group’s total accounts payable. As of October 31, 2024, two suppliers accounted for approximately 69% and 24% of the Group’s total accounts payable.

c.	Cash and cash equivalents

The Group maintains cash and cash equivalents with various financial institutions in Singapore and management believes these financial institutions are high credit quality. As of October 31, 2025 and 2024, we held cash and cash equivalents of $9,723,474 and $5,754,599, respectively, at major financial institutions in Singapore where there is a 100,000 Singapore Dollar (approximately $76,852) deposit insurance limit for a legal entity’s aggregated balance at each bank. As of October 31, 2025 the total insured balance was approximately $123,348.

Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is also permitted. This ASU will result in additional required disclosures where applicable. The Group does not expect the adoption of ASU-2023-07 will have a material effect on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group does not expect the adoption of ASU-2023-07 will have a material effect on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Group is currently evaluating the impact of adopting this guidance on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. he FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Group is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Group is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued guidance to establish the accounting for a government grant received by a business entity. The amendment is effective for annual and interim periods beginning after December 15, 2028, though early adoption is permitted. The Company is currently evaluating the impact of this amendment on its Consolidated Financial Statements.

In September 2025, the FASB issued guidance to target improvements to the Accounting for Internal-Use Software, which simplifies the capitalization guidance by removing all references to software development project stages and clarifies the criteria to begin capitalizing cost. The amendment is effective for annual and interim periods beginning after December 15, 2027, though early adoption is permitted. The Group is currently evaluating the impact of this amendment on its Consolidated Financial Statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and statements of cash flows.